Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	$ (1,148)	$ (1,106)
Opening liabilities	139,839	126,239
Net opening (assets) liabilities at 1 Jan	138,691	125,133
Insurance revenue
Contracts measured under the modified retrospective approach	(415)	(247)
Contracts measured under the fair value approach	(1,176)	(733)
Other contracts	(8,767)	(8,391)
Total Insurance revenue	(10,358)	(9,371)
Insurance service expense:
Incurred claims and other directly attributable expenses	4,505	4,029
Amortisation of insurance acquisition cash flows	3,157	2,745
Losses or reversal of losses on onerous contracts	131	197
Adjustments to liability for incurred claims	(30)	142
Insurance service expense	7,763	7,113
Insurance service result	(2,595)	(2,258)
Total net finance (income) expense from insurance and reinsurance contracts	4,154	8,839
Total amount recognised in income statement	1,559	6,581
Effect of movements in exchange rates	(1,763)	210
Total amount recognised in comprehensive income	(204)	6,791
Cash flows
Premiums received net of ceding commissions paid	24,283	22,294
Insurance acquisition cash flows	(4,798)	(4,270)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,427)	(11,082)
Total cash flows	8,058	6,942
Other changes	(293)	(175)
Closing assets	(1,313)	(1,148)
Closing liabilities	147,565	139,839
Net closing (assets) liabilities at 31 Dec	146,252	138,691
RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(2,426)	(1,856)
Opening liabilities	1,151	1,175
Net opening (assets) liabilities at 1 Jan	(1,275)	(681)
Insurance service expense:
Losses or reversal of losses on onerous contracts	48	(98)
Adjustments to liability for incurred claims	(33)	(3)
Insurance service expense	302	171
Insurance service result	302	171
Total net finance (income) expense from insurance and reinsurance contracts	338	(191)
Total amount recognised in income statement	640	(20)
Effect of movements in exchange rates	9
Total amount recognised in comprehensive income	649	(20)
Cash flows
Premiums received net of ceding commissions paid	(2,837)	(1,032)
Claims and other insurance service expenses net of recoveries from reinsurance received	612	458
Total cash flows	(2,225)	(574)
Other changes	(3)
Closing assets	(3,390)	(2,426)
Closing liabilities	536	1,151
Net closing (assets) liabilities at 31 Dec	(2,854)	(1,275)
Liabilities for remaining coverage Excluding loss-recovery component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(1,285)	(1,200)
Opening liabilities	137,019	123,855
Net opening (assets) liabilities at 1 Jan	135,734	122,655
Insurance revenue
Contracts measured under the modified retrospective approach	(415)	(247)
Contracts measured under the fair value approach	(1,176)	(733)
Other contracts	(8,767)	(8,391)
Total Insurance revenue	(10,358)	(9,371)
Insurance service expense:
Amortisation of insurance acquisition cash flows	3,157	2,745
Insurance service expense	3,157	2,745
Insurance service result	(7,201)	(6,626)
Investment components and premium refunds	(7,008)	(7,095)
Total net finance (income) expense from insurance and reinsurance contracts	4,007	8,792
Total amount recognised in income statement	(10,202)	(4,929)
Effect of movements in exchange rates	(1,695)	220
Total amount recognised in comprehensive income	(11,897)	(4,709)
Cash flows
Premiums received net of ceding commissions paid	24,283	22,294
Insurance acquisition cash flows	(4,798)	(4,270)
Total cash flows	19,485	18,024
Other changes	(241)	(236)
Closing assets	(1,480)	(1,285)
Closing liabilities	144,561	137,019
Net closing (assets) liabilities at 31 Dec	143,081	135,734
Liabilities for remaining coverage Excluding loss-recovery component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(2,023)	(1,460)
Opening liabilities	1,200	1,220
Net opening (assets) liabilities at 1 Jan	(823)	(240)
Insurance service expense:
Insurance service expense	832	640
Insurance service result	832	640
Investment components and premium refunds	240	(1)
Total net finance (income) expense from insurance and reinsurance contracts	338	(191)
Total amount recognised in income statement	1,410	448
Effect of movements in exchange rates	12	(1)
Total amount recognised in comprehensive income	1,422	447
Cash flows
Premiums received net of ceding commissions paid	(2,837)	(1,032)
Total cash flows	(2,837)	(1,032)
Other changes	(4)	2
Closing assets	(2,783)	(2,023)
Closing liabilities	542	1,200
Net closing (assets) liabilities at 31 Dec	(2,241)	(823)
Liabilities for remaining coverage loss component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	20	14
Opening liabilities	805	622
Net opening (assets) liabilities at 1 Jan	825	636
Insurance service expense:
Incurred claims and other directly attributable expenses	(46)	(42)
Losses or reversal of losses on onerous contracts	131	197
Insurance service expense	85	155
Insurance service result	85	155
Total net finance (income) expense from insurance and reinsurance contracts	47	15
Total amount recognised in income statement	132	170
Effect of movements in exchange rates	(18)	(4)
Total amount recognised in comprehensive income	114	166
Cash flows
Other changes	(20)	23
Closing assets	38	20
Closing liabilities	881	805
Net closing (assets) liabilities at 31 Dec	919	825
Liabilities for remaining coverage loss component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(119)	(29)
Opening liabilities	(15)	(6)
Net opening (assets) liabilities at 1 Jan	(134)	(35)
Insurance service expense:
Insurance service expense	48	(98)
Insurance service result	48	(98)
Total amount recognised in income statement	48	(98)
Effect of movements in exchange rates	1
Total amount recognised in comprehensive income	49	(98)
Cash flows
Other changes		(1)
Closing assets	(66)	(119)
Closing liabilities	(20)	(15)
Net closing (assets) liabilities at 31 Dec	(86)	(134)
Liabilities for incurred claims | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	117	80
Opening liabilities	2,015	1,762
Net opening (assets) liabilities at 1 Jan	2,132	1,842
Insurance service expense:
Incurred claims and other directly attributable expenses	4,551	4,071
Adjustments to liability for incurred claims	(30)	142
Insurance service expense	4,521	4,213
Insurance service result	4,521	4,213
Investment components and premium refunds	7,008	7,095
Total net finance (income) expense from insurance and reinsurance contracts	100	32
Total amount recognised in income statement	11,629	11,340
Effect of movements in exchange rates	(50)	(6)
Total amount recognised in comprehensive income	11,579	11,334
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,427)	(11,082)
Total cash flows	(11,427)	(11,082)
Other changes	(32)	38
Closing assets	129	117
Closing liabilities	2,123	2,015
Net closing (assets) liabilities at 31 Dec	2,252	2,132
Liabilities for incurred claims | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(284)	(367)
Opening liabilities	(34)	(39)
Net opening (assets) liabilities at 1 Jan	(318)	(406)
Insurance service expense:
Insurance service expense	(578)	(371)
Insurance service result	(578)	(371)
Investment components and premium refunds	(240)	1
Total amount recognised in income statement	(818)	(370)
Effect of movements in exchange rates	(4)	1
Total amount recognised in comprehensive income	(822)	(369)
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	612	458
Total cash flows	612	458
Other changes	1	(1)
Closing assets	(541)	(284)
Closing liabilities	14	(34)
Net closing (assets) liabilities at 31 Dec	$ (527)	$ (318)